Product Warranty (Details) - Schedule of warranty cost - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of warranty cost [Abstract]
Product warranty – current	$ 10,299	$ 4,296	$ 3,723
Product warranty – non-current	15,244	15,060	$ 14,693
Total	$ 25,543	$ 19,356